PRINCIPAL ACTIVITIES AND ORGANIZATION - OPERATIONS AND FINANCIAL POSITIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Operating lease right-of-use assets	¥ 11,324	$ 1,735	¥ 43,043	¥ 27,653
Other non-current assets	148,793	22,804	56,281
Total assets	2,550,481	390,878	3,302,199
Operating lease liabilities, current	6,988	1,071	17,559	¥ 11,876
Operating lease liabilities, non-current	8,309	1,273	27,734
Total liabilities	1,235,613	$ 189,366	1,837,540
Variable interest entity, primary beneficiary
Cash and cash equivalents	137,994		139,323
Restricted cash	125,844		80,289
Accounts receivable, net	12,204		5,271
Advance to suppliers	18,334		21,393
Inventories, net	3,500		19,403
Amounts due from the Group companies	3,909,067		2,872,259
Amounts due from related parties	6,603		5,809
Prepaid expense and other current assets	195,428		171,498
Property, equipment and software, net	23,698		30,057
Long-term investments	34,625
Operating lease right-of-use assets	8,612		8,774
Deferred tax assets	44,674		58,613
Other non-current assets	7,553		4,804
Total assets	4,528,136		3,417,493
Accounts payable	296,640		326,014
Deferred revenue	35,412		158,942
Incentive payables to members	8,212
Refund payable to members	4,398		26,883
Members management fee payable	45,841		13,805
Other payable and accrued liabilities	228,321		282,189
Amounts due to the Group companies	4,142,953		2,846,591
Amounts due to related parties	11,483		6,039
Operating lease liabilities, current	5,160		4,762
Operating lease liabilities, non-current	4,265		3,735
Deferred Tax Liability	0		1
Total liabilities	¥ 4,782,685		¥ 3,668,961